Income Taxes (Details) - Schedule of tax losses pending of amortize $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Tax losses available	$ 5,026,020
2013 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2023
Tax losses available	$ 7,793
2014 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2024
Tax losses available	$ 8,729
2015 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2025
Tax losses available	$ 11,036
2016 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2026
Tax losses available	$ 386,277
2017 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2027
Tax losses available	$ 303,647
2018 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2028
Tax losses available	$ 68,360
2019 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2029
Tax losses available	$ 953,370
2020 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2030
Tax losses available	$ 961,943
2021 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2031
Tax losses available	$ 1,402,495
2022 [Member]
Income Taxes (Details) - Schedule of tax losses pending of amortize [Line Items]
Expiration Date	2032
Tax losses available	$ 922,370